PGIM Income Builder Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds 55.7%
PGIM Core Conservative Bond Fund (Class R6)	2,437,890	$22,306,697
PGIM Emerging Markets Debt Hard Currency (Class R6)	8,056,170	56,070,944
PGIM Jennison MLP Fund (Class R6)	4,174,892	28,848,502
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	263,754	2,808,984
PGIM Quant Solutions International Equity Fund (Class R6)	3,612,193	23,443,130
PGIM Real Estate Income Fund (Class R6)	2,956,844	21,910,212

Total Affiliated Mutual Funds (cost $167,688,942)(wd)		155,388,469
Common Stocks 13.8%
Aerospace & Defense 0.5%
Raytheon Technologies Corp.	13,920	1,297,483
Air Freight & Logistics 0.1%
United Parcel Service, Inc. (Class B Stock)	1,700	331,313
Banks 0.4%
JPMorgan Chase & Co.	4,796	553,267
Truist Financial Corp.	9,201	464,374
		1,017,641
Beverages 0.2%
Coca-Cola Co. (The)	7,729	495,970
Biotechnology 0.9%
AbbVie, Inc.	11,136	1,598,128
Amgen, Inc.	3,743	926,280
		2,524,408
Chemicals 0.3%
Dow, Inc.	8,164	434,407
DuPont de Nemours, Inc.	7,714	472,328
		906,735
Consumer Finance 0.2%
American Express Co.	2,944	453,435
Diversified Telecommunication Services 0.7%
AT&T, Inc.	32,830	616,546

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
BCE, Inc. (Canada)	19,214	$970,883
Telefonica Deutschland Holding AG (Germany)	144,789	384,941
		1,972,370
Electric Utilities 0.9%
Entergy Corp.	2,514	289,437
FirstEnergy Corp.	30,504	1,253,714
NextEra Energy, Inc.	6,445	544,538
PNM Resources, Inc.	9,447	456,007
		2,543,696
Equity Real Estate Investment Trusts (REITs) 1.1%
American Campus Communities, Inc.	21,070	1,376,293
Prologis, Inc.(a)	9,525	1,262,634
Welltower, Inc.	6,533	564,059
		3,202,986
Food & Staples Retailing 0.5%
Walmart, Inc.	9,848	1,300,428
Food Products 1.1%
General Mills, Inc.(a)	20,744	1,551,444
J.M. Smucker Co. (The)	5,762	762,428
Kraft Heinz Co. (The)	21,039	774,866
		3,088,738
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	2,054	540,962
Household Products 0.4%
Procter & Gamble Co. (The)	8,252	1,146,285
Independent Power & Renewable Electricity Producers 0.2%
RWE AG (Germany)	10,872	447,252
Insurance 0.2%
MetLife, Inc.	9,941	628,768
IT Services 0.3%
International Business Machines Corp.	5,852	765,383

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.3%
Danaher Corp.	3,216	$937,368
Machinery 0.3%
Deere & Co.	2,315	794,462
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc.	42,158	995,772
Multi-Utilities 0.9%
Ameren Corp.	15,488	1,442,242
Dominion Energy, Inc.	12,071	989,581
		2,431,823
Oil, Gas & Consumable Fuels 1.4%
Arch Resources, Inc.	4,132	533,606
BP PLC (United Kingdom), ADR	4,607	135,354
Chevron Corp.	1,469	240,593
Exxon Mobil Corp.(a)	14,412	1,396,955
Williams Cos., Inc. (The)	48,652	1,658,547
		3,965,055
Pharmaceuticals 1.2%
AstraZeneca PLC (United Kingdom), ADR(a)	23,748	1,572,830
Bristol-Myers Squibb Co.(a)	15,610	1,151,706
Eli Lilly & Co.	1,869	616,190
		3,340,726
Road & Rail 0.3%
Canadian National Railway Co. (Canada)	3,805	482,017
Union Pacific Corp.	1,942	441,417
		923,434
Semiconductors & Semiconductor Equipment 0.1%
QUALCOMM, Inc.	1,663	241,235
Software 0.1%
Microsoft Corp.	1,108	311,060
Specialty Retail 0.2%
O’Reilly Automotive, Inc.*	677	476,330

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	7,189	$1,168,284
Western Digital Corp.*	7,304	358,627
		1,526,911

Total Common Stocks (cost $30,729,348)		38,608,029
Exchange-Traded Funds 29.0%
Energy Select Sector SPDR Fund	55,100	4,320,942
Invesco Preferred ETF	778,588	10,168,359
iShares 0-5 Year High Yield Corporate Bond ETF(a)	42,000	1,775,340
iShares Latin America 40 ETF(a)	50,200	1,183,214
PGIM Active Aggregate Bond ETF(g)	475,000	21,133,083
PGIM Active High Yield Bond ETF(g)	906,600	32,580,666
PGIM Quant Solutions Strategic Alpha International Equity ETF(g)	200,000	9,893,060

Total Exchange-Traded Funds (cost $85,909,960)		81,054,664
Preferred Stocks 0.6%
Auto Components 0.2%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	4,719	572,273
Health Care Equipment & Supplies 0.4%
Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23(a)	9,616	1,046,413

Total Preferred Stocks (cost $1,433,500)		1,618,686

Total Long-Term Investments (cost $285,761,750)		276,669,848

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund	3,113,658	3,113,658

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $10,900,367; includes $10,889,385 of cash collateral for securities on loan)(b)	10,911,690	$10,900,778

Total Short-Term Investments (cost $14,014,025)(wd)		14,014,436

TOTAL INVESTMENTS 104.1% (cost $299,775,775)		290,684,284
Liabilities in excess of other assets (4.1)%		(11,442,180)

Net Assets 100.0%		$279,242,104

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,732,725; cash collateral of $10,889,385 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).